Shareholders' Equity - Changes in Outstanding and Treasury Shares (Detail)				12 Months Ended	6 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Predecessor [Member]	Jun. 30, 2013 Class A common stock [Member]	Dec. 31, 2012 Class A common stock [Member] Successor [Member]	Dec. 31, 2012 Class A common stock [Member] Successor [Member] T Bucks Employee Participation Plan [Member]	Dec. 31, 2012 Class A common stock [Member] Predecessor [Member]	Jun. 30, 2013 Class B common stock [Member]	Dec. 31, 2012 Class B common stock [Member]	Dec. 31, 2012 Class B common stock [Member] Successor [Member]	Dec. 31, 2012 Class B common stock [Member] Successor [Member] Exxaro [Member]
Beginning Balance, Shares Outstanding	51,154,280	62,103,989	75,383,455	75,383,455	62,103,989				51,154,280	51,154,280
Shares issued for share-based compensation				570,785	66,524	24,620
Shares issued for warrants exercised				690,385	81,015	9,353
Shares issued for options exercised					50,000
Ending Balance, Shares Outstanding	51,154,280	62,103,989	75,383,455		62,301,528	62,103,989			51,154,280	51,154,280	51,154,280
Shares issued in connection with the Transaction						76,644,650						49,754,280
Shares purchased by the T-Bucks Trust						(12,626,400)	(548,234)
Class A Shares purchased by Exxaro, and converted to Class B Shares						(1,400,000)
Class A Shares purchased by Exxaro, and converted to Class B Shares											1,400,000
Shares issued for claims				25
Shares exchanged in connection with the Transaction								(76,644,650)
Tronox Incorporated shares held as treasury:
Beginning Balance, Treasury Stock Shares Held				472,565
Shares issued for share-based compensation				239,360
Shares cancelled in connection with the Transaction				(711,925)